INCOME TAXES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2019	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Summary of deferred tax assets
	June 30, 2019	March 31, 2019
Net loss carryforward	$1,098,000	$817,000
Valuation allowance	(1,098,000)	(817,000)
Total deferred tax assets	$—	$—

	March 31, 2019	March 31, 2018
Net loss carryforward	$817,000	$182,500
Valuation allowance	(817,000)	(182,500)
Total deferred tax assets	$—	$—